Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Net income from discontinued operations

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Gross revenues	2,377,610	55,476	—
Cost of revenues and other operating expenses	(2,359,600)	(55,024)	—

Net income from discontinued operations, net of tax of nil	18,010	452	—